Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2014-4

Collection Period	06/01/16-06/30/16
Determination Date	7/11/2016
Distribution Date	7/15/2016

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-06.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$632,077,912.21
2.	Collections allocable to Principal		$22,834,790.22
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,211,428.23
5.	Pool Balance on the close of the last day of the related Collection Period		$608,031,693.76
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		45,918
7.	Initial Pool Balance		$1,165,000,005.66
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$19,835,593.79	$2,953,404.15
	c. Class A-2b Floating Rate Note Balance	$8,417,318.39	$1,253,289.58
	d. Class A-3 Note Balance	$406,000,000.00	$406,000,000.00
	e. Class A-4 Note Balance	$116,900,000.00	$116,900,000.00
	f. Class B Note Balance	$29,100,000.00	$29,100,000.00
	g. Class C Note Balance	$27,400,000.00	$27,400,000.00
	h. Class D Note Balance	$18,600,000.00	$18,600,000.00
	i. Note Balance (sum a - h)	$626,252,912.18	$602,206,693.73
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0731941	0.0108982
	c. Class A-2b Floating Rate Note Pool Factor	0.0731941	0.0108982
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.5375561	0.5169156
10.	Overcollateralization Target Amount		$5,825,000.03
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,825,000.03
12.	Weighted Average Coupon	%	6.91%
13.	Weighted Average Original Term (months)	months	65.81
14.	Weighted Average Remaining Term (months)	months	43.26
15.	1-Month LIBOR for the accrual period ending 7/15/2016		0.44205%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 7/15/2016		0.71205%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$3,673,998.24
	b. Liquidation Proceeds allocable to Finance Charge		$131.31
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$3,674,129.55
18.	Principal:
	a. Collections allocable to Principal		$22,834,790.22
	b. Liquidation Proceeds allocable to Principal		$616,524.61
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$23,451,314.83
19.	Total Finance Charge and Principal Collections (17d + 18d)		$27,125,444.38
20.	Interest Income from Collection Account		$8,348.32
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$27,133,792.70

Available Funds
23.	Available Collections	$27,133,792.70
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$27,133,792.70
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$526,731.59
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$526,731.59
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$11,074.87
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$11,074.87
	i. Class A-2b Monthly Interest	$4,994.63
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$4,994.63
	m. Class A-3 Monthly Interest	$422,916.67
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$422,916.67
	m. Class A-4 Monthly Interest	$176,324.17
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$176,324.17
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$53,350.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$53,350.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$55,713.33
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$55,713.33
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$47,120.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$47,120.00

36.	Quaternary Principal Distributable Amount	$18,221,218.42
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$19,519,443.68
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,825,000.03
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$3,674,129.55
	b. Total Daily Deposits of Principal Collections	$23,451,314.83
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$8,348.32
	e. Total Deposits to Collection Account (sum a - d)	$27,133,792.70
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$526,731.59
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$24,817,712.12
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,789,348.99
	f. Total Withdrawals from Collection Account (sum a - e)	$27,133,792.70
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$11,074.87
	c. Class A-2b Interest Distribution	$4,994.63
	d. Class A-3 Interest Distribution	$422,916.67
	e. Class A-4 Interest Distribution	$176,324.17
	f. Class B Interest Distribution	$53,350.00
	g. Class C Interest Distribution	$55,713.33
	h. Class D Interest Distribution	$47,120.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$16,882,189.64
	k. Class A-2b Principal Distribution	$7,164,028.81
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$24,817,712.12
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$16,893,264.51
	c. Class A-2b Distribution	$7,169,023.44
	d. Class A-3 Distribution	$422,916.67
	e. Class A-4 Distribution	$176,324.17
	f. Class B Distribution	$53,350.00
	g. Class C Distribution	$55,713.33
	h. Class D Distribution	$47,120.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$24,817,712.12

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$1,789,348.99
	b. Reserve Account surplus (Ln 57)	$1,011.35
	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,790,360.34
48.	Withdrawals
	a. Certificateholder Distribution	$1,790,360.34
	b. Total Withdrawals from Certificate Payment Account	$1,790,360.34
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,912,500.01	$2,912,500.01
	b. Note Balance	$602,206,693.73
50.	Required Reserve Account Amount	$2,912,500.01
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,912,500.01
52.	Investment Earnings	$1,011.35
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,913,511.36
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$1,011.35
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,912,500.01
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$526,731.59
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$24,817,712.12
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,789,348.99
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$1,011.35
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$16,893,264.51
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$7,169,023.44
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$422,916.67
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$176,324.17
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$53,350.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$55,713.33
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$47,120.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,790,360.34

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	892	$13,722,240.54
	b. 61 to 90 days past due	386	$6,088,784.89
	c. 91 to 120 days past due	117	$1,644,849.68
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,395	$21,455,875.11
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)%		3.5287%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	89	$1,211,428.23
77.	Liquidation Proceeds (recoveries)	155	$616,655.92
78.	Net Losses (Ln 76 - Ln 77)		$594,772.31
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)%		0.0941%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	1,407	$22,680,576.39
81.	Liquidation Proceeds (recoveries)	1,161	$10,425,037.81
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$12,255,538.58
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)%		1.0520%
84.	Average Net Loss on Defaulted Receivables		$8,710.40

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,896,109,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on July 11, 2016.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer